CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES - Scheduled contractual maturities of debt securities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	$ 132,181
Within 1 Year	132,181
Commercial paper
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	81,038
Within 1 Year	81,038
Corporate debt
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	29,915
Within 1 Year	29,915
Asset-backed
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	12,533
Within 1 Year	12,533
U.S. agency securities
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	6,995
Within 1 Year	6,995
U.S. Treasury
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value	1,700
Within 1 Year	$ 1,700